Schedule of Investments
July 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–100.24%
Argentina–0.37%
Reservas de Maternidad - Swiss Medical(a)(b)	1,029,617,880	$35,010,097
Brazil–0.19%
StoneCo Ltd., Class A(c)	1,884,756	18,055,963
China–4.99%
JD.com, Inc., ADR	6,728,822	400,364,909
Meituan, B Shares(c)(d)	2,483,400	56,248,923
Tencent Holdings Ltd.	387,800	15,255,188
		471,869,020
Denmark–3.00%
Ambu A/S, Class B	1,163,626	13,231,852
Novo Nordisk A/S, Class B	2,296,857	270,128,550
		283,360,402
France–12.86%
Airbus SE	3,221,286	348,342,768
Dassault Systemes SE	891,660	38,226,943
Kering S.A.	484,091	277,756,298
LVMH Moet Hennessy Louis Vuitton SE	794,043	552,341,727
		1,216,667,736
Germany–1.34%
SAP SE	1,370,020	126,983,642
India–5.33%
DLF Ltd.	67,315,490	328,565,100
ICICI Bank Ltd., ADR	8,461,827	175,836,765
		504,401,865
Italy–0.48%
Brunello Cucinelli S.p.A.	773,116	44,972,064
Japan–8.66%
FANUC Corp.	130,800	22,598,620
Keyence Corp.	656,012	260,335,320
Murata Manufacturing Co. Ltd.	4,330,212	253,449,923
Nidec Corp.	1,798,132	125,096,023
Omron Corp.	844,200	47,256,453
TDK Corp.	3,513,300	110,751,964
		819,488,303
Netherlands–0.99%
ASML Holding N.V.	162,490	93,295,374
Sweden–3.58%
Assa Abloy AB, Class B	6,401,588	151,194,540
Atlas Copco AB, Class A	15,995,748	186,993,050
		338,187,590
Switzerland–0.81%
Lonza Group AG	105,827	64,495,360
Zur Rose Group AG(c)(e)	172,835	12,409,629
		76,904,989
Shares		Value
United Kingdom–0.31%
Farfetch Ltd., Class A(c)	3,672,396	$29,158,824
United States–57.33%
Adobe, Inc.(c)	895,860	367,410,103
Agilent Technologies, Inc.	1,120,378	150,242,690
Alphabet, Inc., Class A(c)	9,670,140	1,124,830,685
Amazon.com, Inc.(c)	733,800	99,026,310
Analog Devices, Inc.	2,624,536	451,315,211
Avantor, Inc.(c)	5,249,288	152,334,338
Boston Scientific Corp.(c)	665,407	27,314,957
Charles River Laboratories International, Inc.(c)	188,480	47,221,779
Charter Communications, Inc., Class A(c)	40,024	17,294,370
Danaher Corp.	159,976	46,628,205
Datadog, Inc., Class A(c)	214,992	21,931,334
Dun & Bradstreet Holdings, Inc.(c)	1,003,057	15,808,178
Ecolab, Inc.	90,246	14,905,932
Equifax, Inc.	931,789	194,660,040
Fidelity National Information Services, Inc.	526,628	53,800,317
IDEXX Laboratories, Inc.(c)	63,815	25,473,672
Illumina, Inc.(c)	275,948	59,792,413
Intuit, Inc.	1,248,137	569,362,655
Intuitive Surgical, Inc.(c)	243,079	55,949,493
IQVIA Holdings, Inc.(c)	382,899	91,999,143
Lam Research Corp.	20,496	10,258,453
Marriott International, Inc., Class A	260,261	41,334,652
Marvell Technology, Inc.	2,416,988	134,577,892
Meta Platforms, Inc., Class A(c)	2,050,329	326,207,344
Microsoft Corp.	489,160	137,326,778
NVIDIA Corp.	255,111	46,335,811
Omnicell, Inc.(c)	340,841	37,533,411
Phathom Pharmaceuticals, Inc.(c)	1,123,410	10,346,606
Qualtrics International, Inc., Class A(c)	1,949,224	24,852,606
S&P Global, Inc.	1,401,853	528,400,451
Splunk, Inc.(c)	524,375	54,487,806
United Parcel Service, Inc., Class B	1,325,453	258,317,535
Veracyte, Inc.(c)	1,303,856	34,343,567
Visa, Inc., Class A	813,819	172,619,148
Walt Disney Co. (The)(c)	169,200	17,952,120
		5,422,196,005
Total Common Stocks & Other Equity Interests (Cost $4,274,818,939)		9,480,551,874
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-100.24% (Cost $4,274,818,939)		9,480,551,874
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.10%
Invesco Private Government Fund, 1.77%(a)(f)(g)	2,496,550	2,496,550

See accompanying notes which are an integral part of this schedule.
Invesco Global Fund

Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 1.89%(a)(f)(g)	6,419,700	$6,419,700
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,916,250)		8,916,250
TOTAL INVESTMENTS IN SECURITIES—100.34% (Cost $4,283,735,189)		9,489,468,124
OTHER ASSETS LESS LIABILITIES–(0.34)%		(31,774,853)
NET ASSETS–100.00%		$9,457,693,271
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$136,037,652	$(136,037,652)	$-	$-	$-	$2,229
Invesco Liquid Assets Portfolio, Institutional Class	257,579	97,169,752	(97,427,258)	-	(73)	-	815
Invesco Treasury Portfolio, Institutional Class	-	155,471,602	(155,471,602)	-	-	-	706
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	2,496,550	-	-	-	2,496,550	659*
Invesco Private Prime Fund	-	6,419,700	-	-	-	6,419,700	1,807*
Investments in Other Affiliates:
Reservas de Maternidad - Swiss Medical	46,866,147	-	-	(11,856,050)	-	35,010,097	-
Total	$47,123,726	$397,595,256	$(388,936,512)	$(11,856,050)	$(73)	$43,926,347	$6,216

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(b)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(c)	Non-income producing security.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2022 represented less than 1% of the Fund’s Net Assets.
(e)	All or a portion of this security was out on loan at July 31, 2022.
(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Argentina	$—	$—	$35,010,097	$35,010,097
Brazil	18,055,963	—	—	18,055,963
China	400,364,909	71,504,111	—	471,869,020
Denmark	—	283,360,402	—	283,360,402
France	—	1,216,667,736	—	1,216,667,736
Germany	—	126,983,642	—	126,983,642
India	175,836,765	328,565,100	—	504,401,865
Italy	—	44,972,064	—	44,972,064
Japan	—	819,488,303	—	819,488,303
Netherlands	—	93,295,374	—	93,295,374
Sweden	—	338,187,590	—	338,187,590
Switzerland	—	76,904,989	—	76,904,989
United Kingdom	29,158,824	—	—	29,158,824
United States	5,422,196,005	—	—	5,422,196,005
Money Market Funds	—	8,916,250	—	8,916,250
Total Investments	$6,045,612,466	$3,408,845,561	$35,010,097	$9,489,468,124
Invesco Global Fund